Customer deposits (Tables)	12 Months Ended
Dec. 31, 2021
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2020	2021
	US$	US$
Advances for real estate properties	2,332,850,810	2,372,468,138
Add: increase in revenue recognized in excess of amounts received from customers	59,622,703	26,302,454
Less: recognized as progress billings	(1,439,534,129)	(1,236,340,124)
Customer deposits (Note 2(h))	952,939,384	1,162,430,468